Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend Income Fund	May 30, 2023
Fidelity Advisor Freedom Blend Income Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.49%)
Since Inception	1.69%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Since Inception	1.84%	[1]

[1]	A From August 31, 2018